Earnings per Share	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Earnings per Share
31	Earnings per Share

31.1	Basic
Basic earnings per common share is computed by dividing net income for the year by the weighted average number of shares outstanding during the period, excluding shares acquired by the Company and held in Treasury.

	12.31.2019			12.31.2018			12.31.2017
	Continuing operations	Discontinued operation	Total	Continuing operations	Discontinued operation	Total	Continuing operations	Discontinued operation	Total
Net income (loss) attributable to owners of Embraer	(210.5)	(111.8)	(322.3)	(268.3)	90.1	(178.2)	(139.3)	403.3	264.0

	(210.5)	(111.8)	(322.3)	(268.3)	90.1	(178.2)	(139.3)	403.3	264.0

Weighted average number of shares (in thousands)	735,850	735,850	735,850	734,065	734,065	734,065	734,264	734,264	734,264
Basic earnings per share - U.S. dollars	(0.29)	(0.15)	(0.44)	(0.37)	0.12	(0.24)	(0.19)	0.55	0.36

31.2	Diluted
Diluted earnings per share are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potentially dilutive shares. The Company has only one category of potentially dilutive shares, namely share purchase options. A calculation is made in respect of these share purchase options to determine the number of shares that could be acquired at fair value (determined as the average market price of the Company’s share), based on the monetary value of subscription rights tied to the share purchase options in circulation. The number of shares calculated as described above is compared with the number of shares issued, assuming the exercise of share purchase options.

	12.31.2019			12.31.2018			12.31.2017
	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations	Total
Net income (loss) attributable to owners of Embraer	(210.5)	(111.8)	(322.3)	(268.3)	90.1	(178.2)	(139.3)	403.3	264.0

Profit used to determine diluted earnings per share	(210.5)	(111.8)	(322.3)	(268.3)	90.1	(178.2)	(139.3)	403.3	264.0

Weighted average number of shares (in thousands) - diluted	735,850	735,850	735,850	734,065	734,065	734,065	734,264	734,264	734,264
Dilution for the issuance of stock options (in thousands) (i)	—	—	—	—	720	—	—	545	545
Weighted average number of shares (in thousands) - diluted	735,850	735,850	735,850	734,065	734,785	734,065	734,264	734,809	734,809
Diluted earnings per share - U.S. dollars	(0.29)	(0.15)	(0.44)	(0.37)	0.12	(0.24)	(0.19)	0.55	0.36

(i)	Refers to the effect of potentially dilutive shares for December 31, 2018.
At December 31, 2019, 93,025 options (719,899 in 2018) were excluded from the weighted average number of shares, since their effect would have been anti-dilutive.